SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details Narrative) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Uninsured deposits	$ 0
Accumulated deficit	(145,198,634)	$ (141,176,087)	$ (129,731,305)
Inventory reserve	$ 30,000	$ 120,000	$ 20,000